Costs and expenses by nature (Details 2) - General And Administrative Expenses [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Employee compensation	$ (265)	$ (365)	$ (531)	$ (657)
Materials, third-party services, rent and other related costs	(153)	(146)	(292)	(266)
Depreciation, depletion and amortization	(46)	(38)	(85)	(73)
Total	$ (464)	$ (549)	$ (908)	$ (996)